Financial Instruments Sensitivity ranges for the base fair values (Details) number in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Base fair value	$ 3,234	$ 3,664
Long-Term Power Sale - U.S. | Long-term contracts
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Base fair value	801	853
Long-Term Power Sale - Alberta | Long-term contracts
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Base fair value	4	(1)
Unit Contingent Power Purchases
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Base fair value	18	44
Structured Products - Eastern U.S.
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Base fair value	6	17
Long-Term Wind Energy Sale - Eastern U.S.
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Base fair value	(39)	0
Others
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Base fair value	$ 4	$ 5
Maximum | Long-Term Power Sale - U.S. | Long-term contracts
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity ranges for the base fair value, reasonably possible change in risk assumption, financial instruments	(116)	(130)
Maximum | Long-Term Power Sale - Alberta | Long-term contracts
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity ranges for the base fair value, reasonably possible change in risk assumption, financial instruments	(1)	(2)
Maximum | Unit Contingent Power Purchases
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity ranges for the base fair value, reasonably possible change in risk assumption, financial instruments	(4)	(7)
Maximum | Structured Products - Eastern U.S.
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity ranges for the base fair value, reasonably possible change in risk assumption, financial instruments	(5)	(8)
Maximum | Long-Term Wind Energy Sale - Eastern U.S.
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity ranges for the base fair value, reasonably possible change in risk assumption, financial instruments	(21)	0
Maximum | Others
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity ranges for the base fair value, reasonably possible change in risk assumption, financial instruments	(3)	(9)
Minimum | Long-Term Power Sale - U.S. | Long-term contracts
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity ranges for the base fair value, reasonably possible change in risk assumption, financial instruments	116	130
Minimum | Long-Term Power Sale - Alberta | Long-term contracts
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity ranges for the base fair value, reasonably possible change in risk assumption, financial instruments	1	2
Minimum | Unit Contingent Power Purchases
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity ranges for the base fair value, reasonably possible change in risk assumption, financial instruments	4	9
Minimum | Structured Products - Eastern U.S.
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity ranges for the base fair value, reasonably possible change in risk assumption, financial instruments	5	7
Minimum | Long-Term Wind Energy Sale - Eastern U.S.
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity ranges for the base fair value, reasonably possible change in risk assumption, financial instruments	21	0
Minimum | Others
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity ranges for the base fair value, reasonably possible change in risk assumption, financial instruments	3	9